UNITED STATES
      	     SECURITIES AND EXCHANGE COMMISSION
	     	          Washington, D.C.  20549

		   	   FORM 13F

	          	       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2005

Check here if Amendment [    ];  Amendment Number:
This Amendment  (Check only one.):	[    ]   is a restatement.
					[    ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Minis & Co., Inc.
Address:	115 E. Bay Street
		Savannah, GA  31412

13F File Number:	28-1468

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Russell W. Carpenter
Title:	President
Phone:	912-233-4715
Signature, Place, and Date of Signing:

	Russell W. Carpenter	Savannah, Georgia	 May 3, 2005

Report Type  (Check only one.):

[ X ]		13F HOLDINGS REPORT

[     ] 		13F NOTICE

[     ]		13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

				FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:		0

Form13F Information Table Entry Total:	74

Form13F Information Table Value Total:	236114

List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
General Motors 4.50% Ser A Con PFD CV           370442741      635    27000 SH       SOLE                    23400              3600
3M Company                     COM              88579y101     7610    88814 SH       SOLE                    76789             12025
Allstate Corp.                 COM              020002101     6144   113654 SH       SOLE                    96629             17025
Altria Group Inc               COM              02209s103      458     7000 SH       SOLE                                       7000
AmSouth Bancorporation         COM              032165102     1879    72415 SH       SOLE                    59365             13050
American Express Co.           COM              025816109     5321   103580 SH       SOLE                    96230              7350
American Intl. Group           COM              026874107     3553    64114 SH       SOLE                    55589              8525
Amgen Corp.                    COM              031162100     4481    76982 SH       SOLE                    66682             10300
Avon Products                  COM              054303102      586    13650 SH       SOLE                    11600              2050
BP Amoco PLC Spons ADR         COM              055622104     5685    91106 SH       SOLE                    86049              5057
Bank of America Corp.          COM              060505104     5718   129651 SH       SOLE                   112451             17200
Bard (C.R.), Inc.              COM              067383109     2325    34150 SH       SOLE                    33650               500
Bell South Corp.               COM              079860102      595    22647 SH       SOLE                    20572              2075
Best Buy Co., Inc.             COM              086516101      486     8999 SH       SOLE                     7199              1800
Bristol Myers Squibb Co.       COM              110122108     1898    74540 SH       SOLE                    54690             19850
C D W Corporation              COM              12512n105     2230    39340 SH       SOLE                    34065              5275
CVS Corp.                      COM              126650100     4392    83467 SH       SOLE                    78225              5242
Caterpillar Inc.               COM              149123101      293     3200 SH       SOLE                     3200
Cendant Corp.                  COM              151313103     2040    99325 SH       SOLE                    93875              5450
ChevronTexaco Corp.            COM              166764100     6507   111589 SH       SOLE                    94561             17028
Citigroup Inc.                 COM              172967101      775    17252 SH       SOLE                    15952              1300
Coca Cola Co.                  COM              191216100     5138   123311 SH       SOLE                   113021             10290
ConocoPhillips                 COM              20825c104     8526    79060 SH       SOLE                    67140             11920
Costco Wholesale Corp.         COM              22160k105     5272   119325 SH       SOLE                   103325             16000
Devon Energy Corporation       COM              25179m103     1517    31760 SH       SOLE                    29035              2725
Disney (Walt) Co.              COM              254687106     4485   156100 SH       SOLE                   143450             12650
DuPont                         COM              263534109      352     6874 SH       SOLE                     6874
Emerson Electric Co.           COM              291011104     1956    30126 SH       SOLE                    23376              6750
Exxon Mobil Corp.              COM              30231G102     8655   145223 SH       SOLE                   121866             23357
Fiserv Incorporated            COM              337738108     2614    65675 SH       SOLE                    56950              8725
Gannett Co. Inc.               COM              364730101     7636    96558 SH       SOLE                    84156             12402
General Electric Co.           COM              369604103    10918   302768 SH       SOLE                   260167             42601
Goldman Sachs Group            COM              38141g104      913     8300 SH       SOLE                     8100               200
H. J. Heinz Co.                COM              423074103      518    14050 SH       SOLE                    13400               650
Harrah's Entertainment Inc.    COM              413619107     2141    33150 SH       SOLE                    27900              5250
Hewlett Packard Co             COM              428236103     3393   154668 SH       SOLE                   137518             17150
Home Depot Inc.                COM              437076102     6289   164465 SH       SOLE                   120815             43650
Int'l Business Machines Corp.  COM              459200101     5563    60876 SH       SOLE                    50826             10050
Intel Corp.                    COM              458140100     1696    73001 SH       SOLE                    69001              4000
JP Morgan Chase & Co           COM              46625H100      213     6160 SH       SOLE                     6160
Jefferson - Pilot              COM              475070108     1333    27172 SH       SOLE                    23977              3195
Johnson & Johnson              COM              478160104    10142   151017 SH       SOLE                   138122             12895
Kimberly - Clark               COM              494368103     4265    64892 SH       SOLE                    53667             11225
Kraft Foods Inc                COM              50075n104      428    12950 SH       SOLE                     2950             10000
Liberty Media Corp. New Com Se COM              530718105      589    56829 SH       SOLE                    47777              9052
Lowe's Cos.                    COM              548661107      303     5300 SH       SOLE                     5300
Medco Health Solutions         COM              58405u102     6251   126095 SH       SOLE                   112249             13846
Media General Inc Cl A         COM              584404107      340     5500 SH       SOLE                     5500
Medtronic, Inc.                COM              585055106     3526    69200 SH       SOLE                    59300              9900
Merck & Co. Inc.               COM              589331107     2789    86153 SH       SOLE                    81553              4600
Microsoft Corp.                COM              594918104     2069    85586 SH       SOLE                    81661              3925
Morgan Stanley                 COM              617446448     6595   115204 SH       SOLE                   111135              4069
Murphy Oil Corp.               COM              626717102     4953    50165 SH       SOLE                    41180              8985
Mylan Laboratories             COM              628530107      971    54775 SH       SOLE                    53370              1405
News Corp Class A              COM              65248e104      176    10408 SH       SOLE                    10408
Pepsico Inc.                   COM              713448108     1418    26748 SH       SOLE                    23148              3600
Pfizer, Inc.                   COM              717081103     3911   148876 SH       SOLE                   138105             10771
Procter & Gamble               COM              742718109     5277    99560 SH       SOLE                    95110              4450
Schering-Plough                COM              806605101     1180    65032 SH       SOLE                    59332              5700
Schlumberger Ltd.              COM              806857108      682     9670 SH       SOLE                     9170               500
Standard & Poor's Dep. Rcpts.  COM              78462f103      439     3725 SH       SOLE                     3725
SunTrust Banks Inc.            COM              867914103     2275    31565 SH       SOLE                    23815              7750
TJX Companies Inc              COM              872540109     6704   272175 SH       SOLE                   236225             35950
Time Warner Inc.               COM              887317105     3871   220595 SH       SOLE                   204355             16240
U. S. Bancorp                  COM              902973304     2205    76500 SH       SOLE                    76500
United Parcel Service Cl B     COM              911312106     5889    80955 SH       SOLE                    68980             11975
United Technologies Corp.      COM              913017109     5058    49759 SH       SOLE                    47734              2025
Verizon Communications         COM              92343v104      450    12676 SH       SOLE                    11749               927
Wachovia Corporation           COM              929903102     3494    68640 SH       SOLE                    56106             12534
Wal-Mart Stores                COM              931142103      353     7050 SH       SOLE                     6550               500
WellPoint Inc.                 COM                            2367    18880 SH       SOLE                    18055               825
Wells Fargo & Co.              COM              949746101      877    14667 SH       SOLE                    13992               675
Wendy's Intl                   COM              950590109     2149    55050 SH       SOLE                    46775              8275
Wyeth                          COM              983024100     1381    32750 SH       SOLE                    22450             10300